Interests in associates, joint ventures and other investments	12 Months Ended
Dec. 31, 2017
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Interests in associates, joint ventures and other investments

14. Interests in associates, joint ventures and other investments

The movements in 2017 and 2016 were as follows:

	Net assets of associates and joint ventures £m	Goodwill and other intangibles of associates and joint ventures £m	Total associates and joint ventures £m	Other investments £m
1 January 2016	334.1	424.5	758.6	1,158.7
Additions	(1.3)	–	(1.3)	233.5
Goodwill arising on acquisition of new associates	–	292.2	292.2	–
Share of results of associate undertakings (note 4)	49.8	–	49.8	–
Dividends	(60.4)	–	(60.4)	–
Other movements	(45.3)	52.4	7.1	–
Reclassification from other investments to associates	43.6	30.7	74.3	(74.3)
Exchange adjustments	61.6	50.1	111.7	170.4
Disposals	(12.7)	–	(12.7)	(3.4)
Reclassification to subsidiaries	(44.2)	(88.8)	(133.0)	(0.2)
Revaluation of other investments	–	–	–	(93.1)
Amortisation of other intangible assets	–	(5.1)	(5.1)	–
Goodwill impairment	–	(7.0)	(7.0)	–
Write-downs	(4.8)	–	(4.8)	(81.3)
31 December 2016	320.4	749.0	1,069.4	1,310.3
Additions	34.1	–	34.1	67.7
Goodwill arising on acquisition of new associates	–	0.4	0.4	–
Share of results of associate undertakings (note 4)	113.5	–	113.5	–
Dividends	(46.8)	–	(46.8)	–
Other movements	4.7	(1.3)	3.4	–
Reclassification from other investments to associates	57.1	–	57.1	(57.1)
Exchange adjustments	(7.3)	(3.3)	(10.6)	(106.1)
Disposals	(59.2)	(79.9)	(139.1)	(1.7)
Reclassification to subsidiaries	(3.4)	(2.9)	(6.3)	–
Revaluation of other investments	–	–	–	32.1
Amortisation of other intangible assets	–	(5.7)	(5.7)	–
Write-downs	(4.2)	–	(4.2)	(91.7)
31 December 2017	408.9	656.3	1,065.2	1,153.5

The investments included above as ‘other investments’ represent investments in equity securities that present the Group with opportunity for return through dividend income and trading gains. They have no fixed maturity or coupon rate. The fair values of the listed securities are based on quoted market prices.

For unlisted securities, where market value is not available, the Group has estimated relevant fair values on the basis of publicly available information from outside sources.

The carrying values of the Group’s associates and joint ventures are reviewed for impairment in accordance with the Group’s accounting policies.

The Group’s principal associates and joint ventures at 31 December 2017 included:

	% owned	Country of incorporation
Barrows Design and Manufacturing (Pty) Limited	35.0	South Africa
Bruin Sports Capital LLC	38.2	USA
Chime Communications Ltd	24.9	UK
CVSC Sofres Media Co Limited	40.0	China
GIIR Inc	30.0	Korea
Globant S.A.[1]	19.2	Argentina
Haworth Marketing & Media Company	49.0	USA
High Co SA	34.1	France
Imagina	23.5	Spain
Marktest Investimentos SGPS S.A.	43.1	Portugal
Richard Attias and Associates	49.0	USA
Smollan Holdings (Pty) Ltd	24.8	South Africa

Note
[1]Although	the Group holds less than 20% of Globant S.A, it is considered to be an associate as the Group exercises significant influence over the entity.

The market value of the Group’s shares in its principal listed associate undertakings at 31 December 2017 was as follows: GIIR Inc: £35.4 million, Globant SA: £229.7 million and High Co SA: £33.3 million (2016: GIIR Inc: £26.9 million, Globant SA: £180.7 million and High Co SA: £21.0 million).

The carrying value (including goodwill and other intangibles) of these equity interests in the Group’s consolidated balance sheet at 31 December 2017 was as follows: GIIR Inc: £41.6 million, Globant SA: £76.4 million and High Co SA: £34.5 million (2016: GIIR Inc: £37.9 million, Globant SA: £78.5 million and High Co SA: £31.4 million).

Where the market value of the Group’s listed associates is less than the carrying value, an impairment review is performed utilising the discounted cash flow methodology discussed in note 12.

The Group’s investments in its principal associate undertakings are represented by ordinary shares.

Summarised financial information

The following tables present a summary of the aggregate financial performance and net asset position of the Group’s associate undertakings and joint ventures. These have been estimated and converted, where appropriate, to an IFRS presentation based on information provided by the relevant companies at 31 December 2017.

	2017 £m	2016 £m	2015 £m
Income statement
Revenue	3,800.8	2,254.5	2,049.5
Operating profit	440.4	308.3	283.7
Profit before taxation	381.9	237.2	236.5
Profit for the year	312.5	156.7	162.0

	2017 £m	2016 £m	2015 £m
Balance sheet
Assets	3,192.9	4,223.1	3,912.4
Liabilities	(1,633.7)	(1,900.0)	(1,906.2)
Net assets	1,559.2	2,323.1	2,006.2

The application of equity accounting is ordinarily discontinued when the investment is reduced to zero and additional losses are not provided for unless the Group has guaranteed obligations of the investee or is otherwise committed to provide further financial support for the investee.

At the end of the year, capital commitments contracted, but not provided for in respect of interests in associates and other investments were £54.2 million (2016: £89.2 million).